Other Receivables and Other Current Assets (Details) ¥ in Thousands	Apr. 30, 2024 USD ($)	Dec. 17, 2023 USD ($)	Dec. 17, 2023 CNY (¥)	Dec. 16, 2023 USD ($)	Dec. 16, 2023 CNY (¥)	Dec. 14, 2023 USD ($)	Dec. 14, 2023 CNY (¥)	Dec. 11, 2023 USD ($)	Dec. 11, 2023 CNY (¥)	Oct. 31, 2023 USD ($)	Apr. 30, 2023 USD ($)
Other Receivables And Other Current Assets [Line Items]
Prepaid expense	$ 50,554,537
Cash	$ 271,645									$ 1,139,191	$ 827,308
YunGuangTong [Member]
Other Receivables And Other Current Assets [Line Items]
Cash								$ 9,810,000	¥ 71,000
JinYiChangHong [Member]
Other Receivables And Other Current Assets [Line Items]
Cash						$ 12,260,000	¥ 88,750
YanErYouXin [Member]
Other Receivables And Other Current Assets [Line Items]
Cash				$ 12,260,000	¥ 88,750
ShenQi [Member]
Other Receivables And Other Current Assets [Line Items]
Cash		$ 14,710,000	¥ 106,500